Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	94 Months Ended	120 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
PGIM JENNISON BLEND FUND - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Average Annual Return, Percent	4.58%	10.26%		10.84%
PGIM JENNISON BLEND FUND - CLASS C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Average Annual Return, Percent	8.70%	10.42%		10.45%
PGIM JENNISON BLEND FUND - CLASS Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Average Annual Return, Percent	10.92%	11.83%		11.78%
PGIM JENNISON BLEND FUND - CLASS R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	10.96%	11.84%	11.96%
Without Sales Load [Member] | PGIM JENNISON BLEND FUND - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A without sales charges
Average Annual Return, Percent	10.67%	11.52%		11.47%
Without Sales Load [Member] | PGIM JENNISON BLEND FUND - CLASS C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C without sales charges
Average Annual Return, Percent	9.64%	10.42%		10.45%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.88%	14.74%	14.35%	14.60%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.84%	14.11%	13.70%	13.98%